Operating costs - Auditors remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Analysis of income and expense [abstract]
Audit of the Parent Company’s individual and consolidated financial statements	£ 2.5	£ 1.9	£ 1.6
The auditing of accounts of any associate of the Company	8.1	8.7	8.5
Other services supplied	6.4	6.3	5.2
Auditor's remuneration for audit services	17.0	16.9	15.3
Other assurance services	0.8	0.6	1.1
Other non-audit services not covered above	2.0	0.5	2.2
Auditor's remuneration for tax and other services	2.8	1.1	3.3
Total auditors’ remuneration	19.8	£ 18.0	£ 18.6
Tax compliance services	0.0
Tax advisory services	£ 0.0